Net Loss per Share (Tables)	12 Months Ended
Jul. 31, 2022
Earnings per share [abstract]
Schedule of anti-dilutive securities excluded from computation of diluted earnings per share

The following securities could potentially dilute basic net loss per share in the future but have not been included in diluted loss per share because their effect was anti-dilutive:

Instrument	July 31, 2022	July 31, 2021
Stock options	24,687,068	12,018,143
RSUs	2,033,267	550,832
DSUs	4,088,386	-
Acquired and reissued warrants	7,040,209	5,747,487
2019 June financing warrants	546,135	546,135
US$25m registered direct offering warrants	1,871,259	1,871,259
US$20m registered direct offering warrants	1,497,007	1,497,007
2020 April underwritten public offering warrants	11,830,075	11,830,075
2020 May underwritten public offering warrants	7,591,876	7,591,876
2021 August underwritten public offering warrants	24,540,012	-
Warrants issued under conversion of debentures	4,665,628	4,665,628
Joint venture issued warrants	-	2,875,000
Convertible debenture broker/finder warrants	15	42,491
Senior secured convertible note	-	92,668,816
Amended senior secured convertible note	556,882,200	-
	647,273,137	141,904,749